UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2026

Date of reporting period:	5/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR 270.30e-1).

PGIM Jennison Energy Infrastructure Fund
Class A:
PRPAX
SEMIANNUAL SHAREHOLDER REPORT – M
a
y 31, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Energy Infrastructure Fund
(the “Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class A	$79	1.45%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 550,911,023
Number of fund holdings	29
Portfolio turnover rate for the period	11%
MF218E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	88.2%
Heavy Electrical Equipment	3.9%
Oil & Gas Exploration & Production	2.9%
Affiliated Mutual Fund - Short Term Investment	1.8%
Independent Power Producers & Energy Traders	1.8%
Electric Utilities	1.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Energy Infrastructure Fund

SHARE CLASS	A
NASDAQ	PRPAX
CUSIP	74440G701
MF218E2A

PGIM Jennison Energy Infrastructure Fund
Class C:
PRPCX
SEMIANNUAL SHAREHOLDER REPORT – May
31,
2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Energy Infrastructure Fund
(the “Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class C	$121	2.24%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 550,911,023
Number of fund holdings	29
Portfolio turnover rate for the period	11%
MF218E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	88.2%
Heavy Electrical Equipment	3.9%
Oil & Gas Exploration & Production	2.9%
Affiliated Mutual Fund - Short Term Investment	1.8%
Independent Power Producers & Energy Traders	1.8%
Electric Utilities	1.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Energy Infrastructure Fund

SHARE CLASS	C
NASDAQ	PRPCX
CUSIP	74440G800
MF218E2C

PGIM Jennison Energy Infrastructure Fund
Class Z:
PRPZX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 20
2
6
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Energy Infrastructure Fund
(the “Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class Z	$63	1.17%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 550,911,023
Number of fund holdings	29
Portfolio turnover rate for the period	11%
MF218E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	88.2%
Heavy Electrical Equipment	3.9%
Oil & Gas Exploration & Production	2.9%
Affiliated Mutual Fund - Short Term Investment	1.8%
Independent Power Producers & Energy Traders	1.8%
Electric Utilities	1.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Energy Infrastructure Fund

SHARE CLASS	Z
NASDAQ	PRPZX
CUSIP	74440G883
MF218E2Z

PGIM Jennison Energy Infrastructure Fund
Class R6:
PRPQX
SEMIANNUAL SHAREHOLDER REPORT – May
31
, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Energy Infrastructure Fund
(the “Fund”) for the period of December 1, 2025 to May 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class R6	$60	1.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?

Fund’s net assets	$ 550,911,023
Number of fund holdings	29
Portfolio turnover rate for the period	11%
MF218E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	88.2%
Heavy Electrical Equipment	3.9%
Oil & Gas Exploration & Production	2.9%
Affiliated Mutual Fund - Short Term Investment	1.8%
Independent Power Producers & Energy Traders	1.8%
Electric Utilities	1.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Energy Infrastructure Fund

SHARE CLASS	R6
NASDAQ	PRPQX
CUSIP	74440G859
MF218E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 18

PGIM Jennison Energy Infrastructure Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MAY 31, 2026

Table of Contents	Financial Statements and Other Information	May 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Jennison Energy Infrastructure Fund	1
Notes to Financial Statements.	11
Other Information - Form N-CSR Items 8-11

Schedule of Investments  (unaudited)

as of May 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 98.1%

COMMON STOCKS 75.4%

Electric Utilities 1.3%

Constellation Energy Corp.	24,068	$6,925,567

Heavy Electrical Equipment 3.8%

GE Vernova, Inc.	11,385	11,024,323

Siemens Energy AG (Germany)	53,888	10,201,759

		21,226,082

Independent Power Producers & Energy Traders 1.8%

Vistra Corp.	61,651	9,878,340

Oil & Gas Exploration & Production 2.9%

EQT Corp.	90,925	4,994,510

Venture Global, Inc. (Class A Stock)	900,136	10,837,638

		15,832,148

Oil & Gas Storage & Transportation 65.6%

Antero Midstream Corp.	1,018,281	21,343,170

Cheniere Energy, Inc.	140,572	31,609,020

DT Midstream, Inc.	238,330	33,361,433

Enbridge, Inc. (Canada)	484,400	26,576,735

Gibson Energy, Inc. (Canada)	372,932	7,695,873

Hess Midstream LP (Class A Stock)	360,782	13,529,325

Keyera Corp. (Canada)	549,801	22,807,180

Kinder Morgan, Inc.	967,049	30,055,883

Kinetik Holdings, Inc.	261,559	12,018,636

ONEOK, Inc.	251,330	21,096,640

Pembina Pipeline Corp. (Canada)	176,144	8,216,604

Pembina Pipeline Corp. (Canada)	147,921	6,885,722

Rockpoint Gas Storage, Inc. (Canada) (Class A Stock)	139,323	2,977,156

South Bow Corp. (Canada)	514,312	18,503,518

Targa Resources Corp.	146,124	37,271,849

TC Energy Corp. (Canada)	397,845	26,508,571

Williams Cos., Inc. (The)	573,387	40,934,098

		361,391,413

TOTAL COMMON STOCKS (cost $298,788,278)		415,253,550

MASTER LIMITED PARTNERSHIPS 22.7%

Oil & Gas Storage & Transportation

Energy Transfer LP	1,802,685	34,557,472

Enterprise Products Partners LP	704,938	25,934,669

MPLX LP	441,796	24,144,151

Plains GP Holdings LP (Class A Stock)*(f)	1,105,491	26,918,706

Western Midstream Partners LP	313,367	13,434,043

TOTAL MASTER LIMITED PARTNERSHIPS (cost $72,504,380)		124,989,041

TOTAL LONG-TERM INVESTMENTS (cost $371,292,658)		540,242,591

See Notes to Financial Statements.

PGIM Jennison Energy Infrastructure Fund 1

Schedule of Investments  (unaudited) (continued)

as of May 31, 2026

Description	Shares	Value

SHORT-TERM INVESTMENT 1.8%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $10,170,501)(wb)	10,170,501	$10,170,501

TOTAL INVESTMENTS 99.9% (cost $381,463,159)		550,413,092

Other assets in excess of liabilities 0.1%		497,931

NET ASSETS 100.0%		$550,911,023

Below	is a list of the abbreviation(s) used in the semiannual report:

LP — Limited Partnership

SOFR — Secured Overnight Financing Rate

*	Non-income producing security.

(f)	Represents a security that is not a qualified publicly-traded partnership subject to the 25% investment limit under Subchapter M of the Internal Revenue Code.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Electric Utilities	$6,925,567	$—	$—
Heavy Electrical Equipment	11,024,323	10,201,759	—
Independent Power Producers & Energy Traders	9,878,340	—	—
Oil & Gas Exploration & Production	15,832,148	—	—
Oil & Gas Storage & Transportation	361,391,413	—	—
Master Limited Partnerships
Oil & Gas Storage & Transportation	124,989,041	—	—
Short-Term Investment
Affiliated Mutual Fund	10,170,501	—	—

Total	$540,211,333	$10,201,759	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of May 31, 2026 were as follows:

Oil & Gas Storage & Transportation	88.3%
Heavy Electrical Equipment	3.8
Oil & Gas Exploration & Production	2.9
Independent Power Producers & Energy Traders	1.8
Affiliated Mutual Fund	1.8
Electric Utilities	1.3

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of May 31, 2026

Assets

Investments at value:
Unaffiliated investments (cost $371,292,658)	$540,242,591
Affiliated investments (cost $10,170,501)	10,170,501
Receivable for Fund shares sold	803,643
Tax reclaim receivable	735,954
Dividends receivable	315,375
Income tax receivable	2,161
Prepaid expenses and other assets	4,183

Total Assets	552,274,408

Liabilities

Payable for Fund shares purchased	664,343
Management fee payable	483,149
Transfer agent’s fees and expenses payable	71,783
Accrued expenses and other liabilities	60,137
Professional fees payable	34,855
Distribution fee payable	27,274
Franchise tax payable	18,103
Trustees’ fees payable	2,725
Affiliated transfer agent fee payable	1,016

Total Liabilities	1,363,385

Net Assets	$550,911,023

Net assets were comprised of:
Shares of beneficial interest, at par	$79,934
Paid-in capital in excess of par	487,326,546
Total distributable earnings (loss)	63,504,543

Net assets, May 31, 2026	$550,911,023

See Notes to Financial Statements.

PGIM Jennison Energy Infrastructure Fund 3

Statement of Assets and Liabilities  (unaudited)

as of May 31, 2026

Class A

Net asset value, offering price and redemption price per share, ($50,684,616 ÷ 7,777,498 shares of beneficial interest issued and outstanding)	$6.52
Maximum sales charge (5.50% of offering price)	0.38

Maximum offering price to public	$6.90

Class C

Net asset value, offering price and redemption price per share, ($18,222,354 ÷ 3,468,305 shares of beneficial interest issued and outstanding)	$5.25

Class Z

Net asset value, offering price and redemption price per share, ($444,516,106 ÷ 63,380,655 shares of beneficial interest issued and outstanding)	$7.01

Class R6

Net asset value, offering price and redemption price per share, ($37,487,947 ÷ 5,307,560 shares of beneficial interest issued and outstanding)	$7.06

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended May 31, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $443,028 foreign withholding tax)	$7,552,358
Affiliated dividend income	115,178
Affiliated income from securities lending, net	32,660

Total income	7,700,196

Expenses
Management fee	2,639,304
Distribution fee(a)	164,760
Transfer agent’s fees and expenses (including affiliated expense of $5,394)(a)	252,816
Professional fees	49,278
Audit fee	34,601
Registration fees(a)	33,857
Custodian and accounting fees	31,305
Shareholders’ reports	20,857
Trustees’ fees	7,513
Miscellaneous	21,380

Total expenses	3,255,671
Less: Distribution fee waiver(a)	(12,499)

Net expenses	3,243,172

Net investment income (loss)	4,457,024

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $197)	30,303,079
Foreign currency transactions	3,971

30,307,050

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,064)	49,070,005
Foreign currencies	2,705

49,072,710

Net gain (loss) on investment and foreign currency transactions	79,379,760

Net Increase (Decrease) In Net Assets Resulting From Operations	$83,836,784

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	74,992	89,768	—	—
Transfer agent’s fees and expenses	24,791	8,586	218,919	520
Registration fees	8,975	7,081	12,216	5,585
Distribution fee waiver	(12,499)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Energy Infrastructure Fund 5

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended May 31, 2026	Year Ended November 30, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss), after taxes	$4,457,024	$7,842,764
Net realized gain (loss) on investment and foreign currency transactions	30,307,050	79,671,792
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	49,072,710	(93,499,799)

Net increase (decrease) in net assets resulting from operations	83,836,784	(5,985,243)

Dividends and Distributions
Distributions from distributable earnings
Class A	(415,419)	(21,850,455)
Class C	(189,727)	(12,912,181)
Class Z	(3,415,614)	(178,518,194)
Class R6	(264,903)	(15,321,403)

	(4,285,663)	(228,602,233)

Tax return of capital distributions
Class A	—	(465,747)
Class C	—	(275,226)
Class Z	—	(3,805,154)
Class R6	—	(326,579)

	—	(4,872,706)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	97,057,210	122,672,868
Net asset value of shares issued in reinvestment of dividends and distributions	4,281,410	233,195,611
Cost of shares purchased	(114,360,813)	(270,392,117)

Net increase (decrease) in net assets from Fund share transactions	(13,022,193)	85,476,362

Total increase (decrease)	66,528,928	(153,983,820)

Net Assets:

Beginning of period	484,382,095	638,365,915

End of period	$550,911,023	$484,382,095

See Notes to Financial Statements.

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.60		$9.30	$7.12	$7.03	$5.76	$4.42
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.05	(0.03)	0.03	(0.02)	(-	)(b)(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.92		(0.32)	2.71	0.53	1.68	1.66
Total from investment operations	0.97		(0.27)	2.68	0.56	1.66	1.66
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(3.37)	(0.50)	(0.47)	(0.39)	(0.11)
Tax return of capital distributions	-		(0.06)	-	-	-	(0.21)
Total dividends and distributions	(0.05)		(3.43)	(0.50)	(0.47)	(0.39)	(0.32)
Net asset value, end of period	$6.52		$5.60	$9.30	$7.12	$7.03	$5.76
Total Return(d):	17.36%		0.73%	39.08%	8.63%	29.47%	37.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,685		$48,597	$55,997	$39,391	$38,163	$28,139
Average net assets (000)	$50,132		$49,219	$45,502	$38,031	$33,865	$25,733
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.45	%(f)	1.46%	1.47%	1.47%	1.48%	1.50%
Expenses after waivers and/or expense reimbursement, after taxes(g)	1.45	%(f)	1.07%	11.08%	3.58%	7.35%	1.02%
Expenses before waivers and/or expense reimbursement, before taxes	1.50	%(f)	1.51%	1.52%	1.52%	1.53%	1.55%
Net investment income (loss)	1.49	%(f)	0.86%	(0.40)%	0.46%	(0.26)%	(0.03)%
Net investment income (loss), after taxes(h)	1.49	%(f)	1.25%	(0.38)%	0.31%	(0.26)%	(0.03)%
Portfolio turnover rate(i)	11%		21%	70%	40%	37%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized. As of December 1, 2024, the Fund has invested in a manner consistent with, and has otherwise complied with, the requirements to allow it to elect to be treated as a regulated investment company, rather than a “C” corporation, under the Internal Revenue Code of 1986.

(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Energy Infrastructure Fund 7

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.54		$8.25	$6.41	$6.42		$5.33	$4.14
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.01	(0.07)	(0.01	)(b)	(0.06)	(0.03	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.74		(0.33)	2.41	0.47		1.54	1.54
Total from investment operations	0.76		(0.32)	2.34	0.46		1.48	1.51
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(3.33)	(0.50)	(0.47)		(0.39)	(0.11)
Tax return of capital distributions	-		(0.06)	-	-		-	(0.21)
Total dividends and distributions	(0.05)		(3.39)	(0.50)	(0.47)		(0.39)	(0.32)
Net asset value, end of period	$5.25		$4.54	$8.25	$6.41		$6.42	$5.33
Total Return(c):	16.78%		0.01%	37.91%	7.88%		28.44%	36.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,222		$18,353	$33,184	$31,067		$34,626	$27,871
Average net assets (000)	$18,003		$21,972	$29,457	$31,833		$31,511	$27,590
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	2.24	%(e)	2.23%	2.21%	2.20%		2.21%	2.23%
Expenses after waivers and/or expense reimbursement, after taxes(f)	2.24	%(e)	1.84%	11.82%	4.31%		8.08%	1.75%
Expenses before waivers and/or expense reimbursement, before taxes	2.24	%(e)	2.23%	2.21%	2.20%		2.21%	2.23%
Net investment income (loss)	0.68	%(e)	0.25%	(1.01)%	(0.20)%		(0.96)%	(0.68)%
Net investment income (loss), after taxes(g)	0.68	%(e)	0.64%	(0.99)%	(0.35)%		(0.96)%	(0.68)%
Portfolio turnover rate(h)	11%		21%	70%	40%		37%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized. As of December 1, 2024, the Fund has invested in a manner consistent with, and has otherwise complied with, the requirements to allow it to elect to be treated as a regulated investment company, rather than a “C” corporation, under the Internal Revenue Code of 1986.

(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024		2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.01		$9.71	$7.40		$7.26	$5.93		$4.53
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.08	(-	)(b)	0.06	-	(b)(c)	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.99		(0.33)	2.81		0.55	1.72		1.70
Total from investment operations	1.05		(0.25)	2.81		0.61	1.72		1.72
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(3.39)	(0.50)		(0.47)	(0.39)		(0.11)
Tax return of capital distributions	-		(0.06)	-		-	-		(0.21)
Total dividends and distributions	(0.05)		(3.45)	(0.50)		(0.47)	(0.39)		(0.32)
Net asset value, end of period	$7.01		$6.01	$9.71		$7.40	$7.26		$5.93
Total Return(d):	17.51%		0.96%	39.36%		9.06%	29.64%		38.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$444,516		$384,020	$505,348		$411,752	$425,535		$323,886
Average net assets (000)	$424,789		$407,761	$430,061		$402,196	$387,625		$315,208
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.17	%(f)	1.19%	1.20%		1.18%	1.19%		1.19%
Expenses after waivers and/or expense reimbursement, after taxes(g)	1.17	%(f)	0.80%	10.81%		3.29%	7.06%		0.71%
Expenses before waivers and/or expense reimbursement, before taxes	1.17	%(f)	1.19%	1.20%		1.18%	1.19%		1.19%
Net investment income (loss)	1.74	%(f)	1.19%	(0.05)%		0.80%	0.06%		0.34%
Net investment income (loss), after taxes(h)	1.74	%(f)	1.58%	(0.03)%		0.65%	0.06%		0.35%
Portfolio turnover rate(i)	11%		21%	70%		40%	37%		42%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized. As of December 1, 2024, the Fund has invested in a manner consistent with, and has otherwise complied with, the requirements to allow it to elect to be treated as a regulated investment company, rather than a “C” corporation, under the Internal Revenue Code of 1986.

(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Energy Infrastructure Fund 9

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31,		Year Ended November 30,
	2026		2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.05		$9.75	$7.42	$7.28	$5.93		$4.53
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.08	0.03 (b)	0.06	-	(b)(c)	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.00		(0.32)	2.80	0.55	1.74		1.71
Total from investment operations	1.06		(0.24)	2.83	0.61	1.74		1.72
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(3.40)	(0.50)	(0.47)	(0.39)		(0.11)
Tax return of capital distributions	-		(0.06)	-	-	-		(0.21)
Total dividends and distributions	(0.05)		(3.46)	(0.50)	(0.47)	(0.39)		(0.32)
Net asset value, end of period	$7.06		$6.05	$9.75	$7.42	$7.28		$5.93
Total Return(d):	17.56%		1.03%	39.53%	9.04%	29.99%		38.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,488		$33,413	$43,836	$56,523	$64,413		$42,615
Average net assets (000)	$36,387		$36,741	$60,381	$55,166	$53,695		$35,663
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.10	%(f)	1.11%	1.11%	1.09%	1.10%		1.11%
Expenses after waivers and/or expense reimbursement, after taxes(g)	1.10	%(f)	0.72%	10.72%	3.20%	6.97%		0.63%
Expenses before waivers and/or expense reimbursement, before taxes	1.10	%(f)	1.11%	1.11%	1.09%	1.10%		1.11%
Net investment income (loss)	1.82	%(f)	1.30%	0.41%	0.89%	0.01%		0.21%
Net investment income (loss), after taxes(h)	1.82	%(f)	1.69%	0.43%	0.74%	0.01%		0.22%
Portfolio turnover rate(i)	11%		21%	70%	40%	37%		42%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized. As of December 1, 2024, the Fund has invested in a manner consistent with, and has otherwise complied with, the requirements to allow it to elect to be treated as a regulated investment company, rather than a “C” corporation, under the Internal Revenue Code of 1986.

(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 18 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison Energy Infrastructure Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act. As of December 1, 2024, the Fund has invested in a manner consistent with, and has otherwise complied with, the requirements to allow it to elect to be treated as a regulated investment company, rather than a “C” corporation, under the Internal Revenue Code of 1986.

The investment objective of the Fund is total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, MLPs, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or

PGIM Jennison Energy Infrastructure Fund 11

Notes to Financial Statements  (unaudited) (continued)

official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Distributions from MLPs: Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded. For the six months ended May 31, 2026, the Fund estimates that 100% of the MLP distributions received from investments taxed as partnerships would be treated as return of capital while the nature of distributions received from MLP investments taxed as corporations will typically be considered dividend income.

Income Taxes: The Fund intends to elect to be taxed as a regulated investment company for U.S. federal income tax purposes beginning with the Fund’s taxable year ended November 30, 2025 with the filing of its 2025 federal income tax return. The filing is expected to occur in September of 2026. As a regulated investment company, the Fund must satisfy income, asset diversification and minimum distribution requirements. As long as each so qualifies, the Fund will not be subject to U.S. federal income tax. With the intent to qualify as a regulated investment company, the Fund intends to distribute substantially all of its investment company taxable income and capital gains if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. Prior to the year ended November 30, 2025, the Fund was taxed as a C-corporation. Accordingly, the Fund has a current tax receivable of $2,161 as of May 31, 2026, relating to prior periods in which the Fund was a C-corporation. Income taxes relating to prior periods in which the Fund was taxed as a C-corporation are being calculated by applying the statutory federal income tax rate of 21% plus a blended state income tax rate of approximately 1.36% (total rate 22.36%).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal, state, and local income taxes, if any, as income tax expense on its Statement of Operations. For the six months ended May 31, 2026, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

PGIM Jennison Energy Infrastructure Fund 13

Notes to Financial Statements  (unaudited) (continued)

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state returns in several states.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended May 31, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
1.00% of average daily net assets up to $1 billion;	1.00%
0.98% of average daily net assets from $1 billion to $3 billion;
0.96% of average daily net assets from $3 billion to $5 billion;
0.95% of average daily net assets from $5 billion to $10 billion;
0.94% of average daily net assets over $10 billion

The Manager has contractually agreed, through March 31, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.50%
C	2.25

Class	Expense Limitations
Z	1.25%
R6	1.20

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through March 31, 2027 to limit such fees on certain classes based on the daily average net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended May 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$76,924	$ —
C	—	637

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended May 31, 2026, brokerage commissions recaptured under these agreements was $581.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2026, no Rule 17a-7 transactions were entered into by the Fund.

PGIM Jennison Energy Infrastructure Fund 15

Notes to Financial Statements  (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2026, were as follows:

Cost of Purchases	Proceeds from Sales
$56,335,150	$71,948,574

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investments for the reporting period ended May 31, 2026, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.757%)(wb)
$ 3,774,837	$ 89,136,580	$ 82,740,916	$ —	$ —	$10,170,501	10,170,501	$115,178		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.496%)(b)(wb)
14,988,093	66,261,935	81,251,289	1,064	197	—	—	32,660	(1)	—

$18,762,930	$155,398,515	$163,992,205	$1,064	$197	$10,170,501		$147,838		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of May 31, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$515,253,853	$174,069,761	$(138,910,522)	$35,159,239

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of May 31, 2026 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$24,551,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period, other than the income tax accrual associated with prior periods discussed in Note 2 above. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of May 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	4,411,080	83.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	79.5

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended May 31, 2026:
Shares sold	708,670	$4,484,793
Shares issued in reinvestment of dividends and distributions	62,513	414,472
Shares purchased	(1,775,366)	(10,854,596)
Net increase (decrease) in shares outstanding before conversion	(1,004,183)	(5,955,331)
Shares issued upon conversion from other share class(es)	461,625	2,757,736
Shares purchased upon conversion into other share class(es)	(364,014)	(2,162,933)
Net increase (decrease) in shares outstanding	(906,572)	$(5,360,528)

Year ended November 30, 2025:
Shares sold	1,102,540	$6,701,118
Shares issued in reinvestment of dividends and distributions	3,938,981	22,220,086
Shares purchased	(3,066,721)	(18,128,202)
Net increase (decrease) in shares outstanding before conversion	1,974,800	10,793,002
Shares issued upon conversion from other share class(es)	1,053,872	6,601,689
Shares purchased upon conversion into other share class(es)	(366,052)	(2,188,334)
Net increase (decrease) in shares outstanding	2,662,620	$15,206,357

Class C
Six months ended May 31, 2026:
Shares sold	478,608	$2,464,087
Shares issued in reinvestment of dividends and distributions	35,462	189,723
Shares purchased	(579,754)	(2,787,139)
Net increase (decrease) in shares outstanding before conversion	(65,684)	(133,329)
Shares purchased upon conversion into other share class(es)	(510,646)	(2,498,373)
Net increase (decrease) in shares outstanding	(576,330)	$(2,631,702)

Year ended November 30, 2025:
Shares sold	494,349	$2,462,092
Shares issued in reinvestment of dividends and distributions	2,820,677	13,181,494
Shares purchased	(2,615,223)	(12,882,348)
Net increase (decrease) in shares outstanding before conversion	699,803	2,761,238

PGIM Jennison Energy Infrastructure Fund 17

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount
Shares purchased upon conversion into other share class(es)	(679,949)	$(3,498,419)
Net increase (decrease) in shares outstanding	19,854	$(737,181)

Class Z
Six months ended May 31, 2026:
Shares sold	12,505,525	$82,894,331
Shares issued in reinvestment of dividends and distributions	478,664	3,412,875
Shares purchased	(13,780,147)	(91,311,029)
Net increase (decrease) in shares outstanding before conversion	(795,958)	(5,003,823)
Shares issued upon conversion from other share class(es)	387,828	2,509,634
Shares purchased upon conversion into other share class(es)	(100,534)	(653,775)
Net increase (decrease) in shares outstanding	(508,664)	$(3,147,964)

Year ended November 30, 2025:
Shares sold	17,063,774	$108,677,116
Shares issued in reinvestment of dividends and distributions	30,249,695	182,146,049
Shares purchased	(35,326,140)	(224,071,323)
Net increase (decrease) in shares outstanding before conversion	11,987,329	66,751,842
Shares issued upon conversion from other share class(es)	390,783	2,494,177
Shares purchased upon conversion into other share class(es)	(515,505)	(3,469,291)
Net increase (decrease) in shares outstanding	11,862,607	$65,776,728

Class R6
Six months ended May 31, 2026:
Shares sold	1,083,604	$7,213,999
Shares issued in reinvestment of dividends and distributions	36,816	264,340
Shares purchased	(1,342,047)	(9,408,049)
Net increase (decrease) in shares outstanding before conversion	(221,627)	(1,929,710)
Shares issued upon conversion from other share class(es)	6,799	47,711
Net increase (decrease) in shares outstanding	(214,828)	$(1,881,999)

Year ended November 30, 2025:
Shares sold	746,785	$4,832,542
Shares issued in reinvestment of dividends and distributions	2,580,787	15,647,982
Shares purchased	(2,309,610)	(15,310,244)
Net increase (decrease) in shares outstanding before conversion	1,017,962	5,170,280
Shares issued upon conversion from other share class(es)	14,406	93,092
Shares purchased upon conversion into other share class(es)	(4,989)	(32,914)
Net increase (decrease) in shares outstanding	1,027,379	$5,230,458

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/26/2025 - 9/24/2026
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2026. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $1,999,000, borrowed at a weighted average interest rate of 4.71%. The maximum loan outstanding amount during the period was $2,277,000. At May 31, 2026, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Energy Sector Risk: The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. Energy infrastructure companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy. A downturn in the energy sector could have a larger impact on the Fund than on funds that are broadly diversified across many sectors and industries. At times, the performance of securities of companies in the energy sector may lag behind the performance of other sectors or industries or the broader market as a whole. Energy infrastructure companies are subject to specific risks, including, among others, fluctuations in commodity prices which may result from changes in general economic conditions or political circumstances (especially of key energy producing and consuming countries), market conditions, weather patterns, domestic production levels, volume of imports, energy conservation, domestic and foreign governmental regulation, international politics, policies of the Organization of Petroleum Exporting Countries (“OPEC”), taxation, tariffs, and the availability and costs of local, intrastate and interstate transportation methods; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. The energy sector is highly regulated. Changes in the regulatory environment for energy companies may adversely impact their profitability. There is an inherent risk that energy infrastructure companies may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Hydraulic fracturing, or “fracking,” is a technique for releasing and extracting natural gas trapped in underground shale formations. The fracking sector is facing allegations from environmentalists and some landowners that the technique may cause serious difficulties, which has led to uncertainty about the nature, extent, and cost of the environmental regulation to which it may ultimately be subject.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

PGIM Jennison Energy Infrastructure Fund 19

Notes to Financial Statements  (unaudited) (continued)

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Infrastructure Companies Risk: Securities of infrastructure companies are more susceptible to adverse economic, social, political and regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, insufficient supply of necessary resources, increased competition from other providers of similar services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Certain infrastructure companies may operate in limited areas or have few sources of revenue.

Infrastructure companies may also be affected by or subject to:

∎ regulation by various government authorities;

∎ government regulation of rates charged to customers;

∎ service interruption due to environmental, operational or other mishaps as well as political and social unrest;

∎ the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and

∎ general changes in market sentiment towards the assets of infrastructure companies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations.

Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tax Risk: The Fund’s investment policies involve complicated and in some cases unsettled accounting, tax and valuation issues that may result in unexpected and potentially significant consequences for the Fund and its shareholders. Tax risks associated with investments in the Fund include but are not limited to the following:

MLP Tax Risk: A change in current tax law or a change in the underlying business mix of a given MLP could result in the MLP being treated as a corporation rather than a partnership for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

Tax Transition Risk: Because of the Fund’s investments in MLPs, it has historically not been eligible to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal

PGIM Jennison Energy Infrastructure Fund 21

Notes to Financial Statements  (unaudited) (continued)

Revenue Code”). However, as of December 1, 2024, the Fund has invested in a manner consistent with, and has otherwise complied with, the requirements to allow it to elect to be treated as a RIC, thereby avoiding taxation as a C-Corp under the Internal Revenue Code. As a RIC, the Fund generally will not pay corporate-level federal income taxes on any ordinary income or capital gains that is distributed to shareholders as dividends. To obtain and maintain the federal income tax benefits of RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, out of assets legally available for distribution. In order to meet the asset diversification requirements applicable to a RIC, the Fund will, as of the end of each quarter of its taxable year going forward, invest no more than 25% of the value of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships (generally defined as partnerships whose interests are publicly traded and that would not meet the source-of-income-requirements applicable to RICs). Accordingly, the Fund disposed of certain of its MLP investments.

Distribution Risk: Due to the tax characterization of distributions made by MLPs, the Fund expects that a significant portion of its distributions will consist of return of capital for U.S. federal tax purposes. Additionally, to the extent that the Fund’s distributions to shareholders approximately equal the distribution rate that the Fund receives from the Fund’s MLP investments and the other securities in which the Fund invests, including any income (without any deduction for Fund expenses), a larger portion of the Fund’s distribution to shareholders will consist of return of capital for U.S. federal tax purposes than the distributions the Fund receives from the MLPs. Generally, a fund distribution will constitute return of capital, rather than a qualified or other taxable dividend, to the extent that it exceeds the Fund’s current and accumulated earnings and profits. Return of capital reduces a shareholder’s adjusted cost basis in the Fund’s shares, impacting the amount of any capital gains or loss realized by the shareholder upon selling the Fund’s shares. Once a shareholder’s adjusted cost basis has been reduced to zero (due to return of capital), any further distributions will be treated as capital gains.

Utility Sector Risk: The Fund is subject to risks of the utility sector, such as changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest and exchange rate fluctuations, liabilities for environmental damage and changes in the cost of providing specific utility services, due to its concentration in utility securities. The utility sector is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. When interest rates go up, the value of securities issued by utility companies historically has gone down. Although the average dividend yield of utility sector stocks has been higher than those of other companies, the total return of utility securities has historically underperformed those of industrial companies. In most countries and localities, the utility sector is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utility companies. In addition, utility companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies. As a sector fund, the Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance indexes.

10.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of May 31, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 18

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	July 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 21, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	July 21, 2026